Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive Suite 1601 Chicago, IL 60606 Telephone 312.964.3500 Fax 312.964.3501 www.stradley.com

April 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hewitt Series Trust (File Nos. 333-59221; 811-08885)

- Hewitt Money Market Fund

Ladies and Gentlemen,

We are counsel to the above-referenced registrant, which proposes to update the information contained in its Registration Statement on Form N-1A by filing a Post-Effective Amendment pursuant to paragraph (b) of Rule 485 promulgated under the Securities Act of 1933, as amended. As counsel, we have reviewed the proposed form of the Post-Effective Amendment to the Registration Statement and in our judgment, the Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. We consent to the transmission of this letter to the Commission with the filing of the Post-Effective Amendment.

Sincerely yours,

/s/ Stradley Ronon Stevens & Young, LLP

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